UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21449

Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal High Income Opportunity Fund (NMZ)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 114.9% (100.0% of Total Investments)

	MUNICIPAL BONDS 113.4% (98.7% of Total Investments)

	Alabama – 1.7% (1.5% of Total Investments)
$ 1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green	8/20 at 100.00	N/R	$ 882,390
	Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber	4/16 at 100.00	B3	1,004,450
	Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)
2,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	2,049,660
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45
1,770	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 101.00	N/R (5)	1,866,040
	(Pre-refunded 2/01/17)
2,000	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	4/16 at 100.00	AA–	2,001,020
	4/01/22 – NPFG Insured
1,000	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/24 –	4/16 at 100.00	AA–	1,012,300
	NPFG Insured
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	7/16 at 100.00	A–	1,009,800
	Series 2004A, 5.000%, 1/01/24
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 0.000%,	10/23 at 105.00	AA	745,700
	10/01/38 – AGM Insured
1,030	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha	No Opt. Call	N/R	1,036,293
	Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax)
11,800	Total Alabama			11,607,653
	Arizona – 4.3% (3.8% of Total Investments)
1,420	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option	1/18 at 100.00	AA–	1,738,818
	Bond Trust 2015-XF2046, 18.223%, 1/01/29 (IF) (6)
1,760	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/18 at 100.00	AA–	2,213,394
	Option Bond Trust 4695, 19.710%, 1/01/32 (IF) (6)
1,000	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation	7/17 at 100.00	N/R	1,038,380
	Bonds, Series 2007, 6.200%, 7/15/32
243	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	4/16 at 100.00	N/R	243,824
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A	4,064,640
	Project, Tender Option Bond Trust 1086, 17.212%, 6/01/42 (IF) (6)
25	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Choice	No Opt. Call	N/R	25,264
	Education and Development, Series 2006, 6.000%, 6/01/16
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert	5/24 at 100.00	N/R	1,088,820
	Heights Charter School, Series 2014, 7.250%, 5/01/44
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	2,035,900
	Tan Montessori School Project, Series 2014A , 9.000%, 2/01/44
480	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy	7/19 at 100.00	N/R (5)	586,637
	Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)
2,250	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, American	7/17 at 100.00	BB	2,133,360
	Charter School Foundation, Series 2007A, 5.625%, 7/01/38
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	2,414,150
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
1,315	6.000%, 6/01/40	6/19 at 100.00	BB+	1,363,050
500	6.100%, 6/01/45	6/19 at 100.00	BB+	519,015
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	4/16 at 100.00	BBB–	1,151,633
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
3,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	3,464,390
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	B+	2,253,920
	Series 2012A, 9.750%, 5/01/25
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	BBB+	2,930,625
	Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37
1,000	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	956,270
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
27,718	Total Arizona			30,222,090
	California – 15.9% (13.8% of Total Investments)
1,470	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	No Opt. Call	AA	2,016,958
	Option Bond Trust 2015-XF2179, 17.965%, 4/01/16 (IF)
1,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower	4/21 at 100.00	N/R	1,146,840
	Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31
2,205	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	4/16 at 100.00	B–	2,126,414
	County Tobacco Securitization Corporation, Series 2005, 5.125%, 6/01/38
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital
	and Clinics, Tender Option Bond Trust 3267:
1,250	19.441%, 5/15/31 (IF) (6)	11/21 at 100.00	Aa3	2,210,200
1,875	20.442%, 11/15/40 (IF) (6)	11/21 at 100.00	Aa3	3,459,600
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
250	17.790%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	359,680
1,000	17.785%, 8/15/41 (IF) (6)	8/22 at 100.00	AA	1,438,590
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable	8/24 at 100.00	N/R	1,133,822
	Housing Inc Projects, Series 2014B, 5.875%, 8/15/49
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	N/R	1,123,210
	Series 2010B, 7.250%, 8/15/45
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	AA (5)	1,271,830
	2009, 8.500%, 11/01/39 (Pre-refunded 11/01/19)
1,970	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning	6/20 at 102.00	N/R	2,163,513
	Corporation, Series 2012A, 7.000%, 6/01/47
1,300	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 20.412%, 3/01/18 –	No Opt. Call	AA	2,148,848
	AGM Insured (IF)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2014A:
800	5.250%, 12/01/44	12/24 at 100.00	BB+	866,664
1,000	5.500%, 12/01/54	12/24 at 100.00	BB+	1,091,650
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist	10/19 at 100.00	BBB+	577,845
	Homes of the West, Series 2010, 6.250%, 10/01/39
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	12,600
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community	9/23 at 100.00	N/R	1,069,090
	Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43
1,650	California Statewide Communities Development Authority, Statewide Community Infrastructure	9/21 at 100.00	N/R	1,801,668
	Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist	11/21 at 100.00	N/R	590,540
	University, Series 2011A, 7.500%, 11/01/41
1,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	4/16 at 100.00	CCC	1,489,710
	Health System, Series 2005A, 5.000%, 7/01/39 (8)
2,750	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/16 at 100.00	N/R	2,755,968
	2004A, 7.750%, 3/01/34
1,250	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,386,163
	Series 2007C, 5.750%, 7/01/47 – FGIC Insured
515	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	688,483
	Option Bond Trust 2015-XF2186, 17.867%, 11/15/38 (IF)
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 3102:
745	18.042%, 11/15/38 (IF) (6)	5/18 at 100.00	AA–	997,764
1,000	19.130%, 11/15/48 (IF) (6)	5/18 at 100.00	AA–	1,360,760
1,880	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/17 at 100.00	N/R	1,933,392
	Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/17 at 100.00	A	2,070,580
	Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37
1,340	Elk Grove, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2007,	9/16 at 101.00	N/R	1,359,095
	5.250%, 9/01/37
500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	4/16 at 100.00	A+	523,780
	Redevelopment Project, Tender Option Bonds Trust 1013, 18.609%, 9/01/32 – AMBAC
	Insured (IF) (6)
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North,	9/16 at 100.00	N/R	1,011,930
	Series 2006, 5.000%, 9/01/26
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,765	5.000%, 6/01/33	6/17 at 100.00	B	6,319,254
9,035	5.750%, 6/01/47	6/17 at 100.00	B	8,689,681
2,140	5.125%, 6/01/47	6/17 at 100.00	B	1,913,374
2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	2,350,800
	Bonds, Series 2007A-2, 5.300%, 6/01/37
860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/25 at 100.00	A+	1,350,303
	Bonds, Tender Option Bond Trust 2015-XF1038, 17.300%, 6/01/45 (IF) (6)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2015A:
2,000	5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A+	2,293,780
2,000	5.000%, 6/01/45 (WI/DD, Settling 2/04/16) (UB) (6)	6/25 at 100.00	A+	2,285,080
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aaa	3,119,460
	3253, 22.944%, 1/15/19 (IF)
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	4/16 at 100.00	N/R	1,000,630
1,000	5.000%, 8/01/35 – AMBAC Insured	4/16 at 100.00	N/R	1,000,390
145	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	No Opt. Call	BBB	166,718
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
190	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	N/R (5)	229,149
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)
550	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003,	4/16 at 100.00	N/R	559,575
	6.000%, 6/01/35
495	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B,	9/23 at 100.00	N/R	551,346
	5.250%, 9/01/32
850	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	1,438,489
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender Option
	Bond Trust Series 2011-23B, 18.449%, 9/01/42 (IF) (6)
1,825	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	2,813,420
	Airport, Tender Option Bond Trust 10-27B, 18.366%, 5/15/40 (IF) (6)
1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	1,246,340
	2011A, 7.000%, 9/01/31
	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment
	Project Tax Allocation Revenue Bonds, Series 2011A:
1,000	7.000%, 8/01/26	8/21 at 100.00	A–	1,276,780
1,500	7.500%, 8/01/41	8/21 at 100.00	A–	1,903,200
470	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,	4/16 at 100.00	N/R	479,941
	Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37
500	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	628,605
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	401,118
	Project, Series 2011, 6.750%, 9/01/40
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010:
550	5.250%, 11/01/21	11/20 at 100.00	Ba1	597,828
1,000	6.000%, 11/01/41	11/20 at 100.00	Ba1	1,069,670
250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683,	8/17 at 100.00	AA–	302,910
	18.028%, 8/01/37 – NPFG Insured (IF) (6)
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	1,096,210
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
733	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B,	4/16 at 100.00	N/R	75,118
	8.000%, 11/01/18 (4)
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	1,483,656
	Area, Series 2011B, 6.750%, 10/01/30
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program
	Facilities Projects, Tender Option Bond Trust 4698:
750	18.270%, 12/01/30 – AMBAC Insured (IF) (6)	No Opt. Call	A+	1,574,580
2,015	18.270%, 12/01/33 – AMBAC Insured (IF) (6)	No Opt. Call	A+	4,349,660
2,500	San Bernardino Community College District, California, General Obligation Bonds, Tender Option	8/16 at 100.00	AA (5)	2,736,800
	Bond Trust 11780, 17.486%, 2/01/27 (Pre-refunded 8/01/16) – AGM Insured (IF)
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB+	1,262,966
1,000	8.000%, 12/01/31	12/21 at 100.00	BB+	1,272,990
1,000	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 2015-XF01212, 17.477%,	3/17 at 100.00	AA	1,165,200
	9/01/30 – AGM Insured (IF) (6)
1,000	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District	9/23 at 100.00	N/R	1,132,920
	2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43
1,000	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,223,010
	Allocation Bonds, Series 2011A, 7.000%, 8/01/41
1,000	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/16 at 100.00	N/R	1,002,650
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
1,000	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	4/16 at 100.00	AA–	1,001,770
	Project 1, Series 2002, 5.250%, 8/01/36 – NPFG Insured
1,890	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	4/16 at 100.00	B–	1,776,959
	Bonds, Series 2005A-1, 5.500%, 6/01/45
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project	9/21 at 100.00	BBB+	820,339
	Area, Series 2011A, 7.650%, 9/01/42
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.290%,	5/23 at 100.00	AA	2,078,600
	5/15/39 (IF) (6)
97,693	Total California			110,228,456
	Colorado – 9.4% (8.2% of Total Investments)
2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	2,040,860
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
1,977	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to	10/17 at 100.00	N/R	1,989,831
	Unlimited Tax, Series 2012, 6.000%, 12/01/22
750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/18 at 100.00	BB	776,633
	Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	1,007,540
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
2,320	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain	10/22 at 100.00	N/R	2,513,279
	Phoenix Community School, Series 2012, 7.000%, 10/01/42
200	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview	7/24 at 100.00	BB+	212,076
	Academy Project, Series 2014, 5.375%, 7/01/44
1,860	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor	5/17 at 100.00	BBB–	1,890,225
	Academy, Series 2007A, 5.700%, 5/01/37
1,825	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of	6/18 at 102.00	N/R (5)	2,029,510
	Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the	2/24 at 100.00	N/R	3,011,800
	Midwest Obligated Group, Series 2013, 8.000%, 8/01/43
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	2/26 at 100.00	N/R	1,013,800
	Series 2016, 6.125%, 2/01/46
1,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences	6/22 at 100.00	N/R	1,086,750
	Project, Series 2012, 6.750%, 6/01/32 (4)
750	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA–	1,167,090
	Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054,
	19.047%, 1/01/18 (IF)
1,285	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012,	12/22 at 100.00	A	1,458,514
	5.000%, 12/01/32 (UB) (6)
290	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	BBB+	292,735
	Society, Series 2006, 5.250%, 6/01/36
710	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	N/R (5)	721,942
	Society, Series 2006, 5.250%, 6/01/36 (Pre-refunded 6/01/16)
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
518	5.000%, 9/01/16 (Alternative Minimum Tax) (4), (7)	No Opt. Call	N/R	461,259
5,045	6.750%, 4/01/27 (Alternative Minimum Tax) (4)	4/17 at 100.00	N/R	4,562,395
2,224	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series	No Opt. Call	N/R	2,011,006
	2013, 6.875%, 10/01/27 (Alternative Minimum Tax) (4)
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation	12/22 at 100.00	N/R	2,185,260
	Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27	12/17 at 100.00	N/R	970,160
1,500	5.450%, 12/01/34	12/17 at 100.00	N/R	1,431,915
1,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	10/17 at 100.00	BB–	1,039,550
	Corporation, Series 2007A, 5.250%, 10/01/32 (Alternative Minimum Tax)
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	1,418,740
	NPFG Insured
708	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado,	12/20 at 103.00	N/R	717,473
	General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45
1,023	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment	3/20 at 100.00	N/R	1,125,719
	Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40
1,000	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public	No Opt. Call	N/R	1,018,520
	Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	1,082,220
1,080	6.000%, 12/01/38	12/24 at 100.00	N/R	1,165,720
1,989	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds,	12/19 at 100.00	N/R	2,081,608
	Series 2009A-1, 9.000%, 8/01/39
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax,	12/24 at 100.00	N/R	2,083,060
	Refunding & Improvement Series 2015, 6.125%, 12/01/44
970	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax,	12/17 at 100.00	N/R	971,940
	Series 2007A, 5.500%, 12/01/37
1,000	Iliff Commons Metropolitan District 2, City of Aurora, Arapahoe County, Colorado, General	12/20 at 100.00	N/R	1,019,200
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44
2,000	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds,	12/20 at 103.00	N/R	2,029,900
	Refunding Series 2015, 5.500%, 12/01/45
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	1/18 at 100.00	N/R	3,280,550
	Series 2007, 6.750%, 1/01/34
1,250	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited	12/20 at 100.00	N/R	1,270,550
	Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44
5	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series	12/17 at 100.00	AA	5,130
	2007, 5.250%, 12/01/36 – RAAI Insured
	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
976	5.500%, 12/01/27	12/16 at 100.00	N/R	957,739
1,000	5.625%, 12/01/37	12/16 at 100.00	N/R	986,800
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding &	6/16 at 100.00	N/R	1,344,900
	Improvement Series 2006, 6.125%, 12/01/35 (9)
1,080	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited	12/20 at 103.00	N/R	1,120,964
	Tax Series 2015A, 5.750%, 12/01/39
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,000	6.500%, 1/15/30	7/20 at 100.00	A–	1,164,170
1,000	6.000%, 1/15/41	7/20 at 100.00	A–	1,128,920
1,440	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	12/17 at 100.00	N/R	1,240,387
	Refunding Series 2007, 5.375%, 12/01/21
1,000	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General	12/19 at 103.00	N/R	985,240
	Obligation Bonds, Series 2015A, 6.000%, 12/01/38
875	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General	12/19 at 103.00	N/R	881,361
	Obligation Bonds, Series 2015B, 7.750%, 12/15/38
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	12/17 at 100.00	N/R	660,090
	Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (10)
1,815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	1,953,938
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
67,460	Total Colorado			65,568,969
	Connecticut – 0.8% (0.7% of Total Investments)
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,977,000
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
5,157	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	339,111
	2013A, 6.050%, 7/01/31 (4)
1,000	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public	7/16 at 100.00	B–	955,790
	Improvement Bonds, Series 2003, 5.250%, 1/01/33
1,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R (5)	1,282,190
	2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)
9,657	Total Connecticut			5,554,091
	Delaware – 0.4% (0.3% of Total Investments)
2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project,	3/25 at 100.00	N/R	2,528,675
	Series 2015A, 7.000%, 9/01/45
	District of Columbia – 0.7% (0.6% of Total Investments)
225	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	281,151
	Series 2001, 6.500%, 5/15/33
1,000	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy,	11/20 at 100.00	BBB–	1,155,010
	Series 2011, 7.500%, 11/15/31
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006,	4/21 at 100.00	BBB	3,219,800
	23.003%, 10/01/37 (IF) (6)
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BBB+	293,170
3,975	Total District of Columbia			4,949,131
	Florida – 15.6% (13.6% of Total Investments)
1,500	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Terraces	No Opt. Call	N/R	1,783,980
	at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46
885	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/16 at 100.00	N/R	868,229
	2006A, 5.125%, 5/01/38
1,925	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/22 at 100.00	N/R	2,044,754
	2012, 6.700%, 5/01/42
1,735	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	5/25 at 100.00	N/R	1,757,850
	2015, 5.375%, 5/01/45
1,000	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds,	11/25 at 100.00	N/R	1,003,080
	Series 2015, 5.250%, 11/01/46
1,035	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	1,084,121
	Series 2008A, 7.000%, 5/01/37
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	11/24 at 100.00	N/R	1,013,555
	Project, Series 2013A, 6.125%, 11/01/33
960	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	1,005,091
	Refunding Series 2013, 5.125%, 5/01/43
2,700	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project,	11/19 at 100.00	BB+	2,942,136
	Series 2009, 6.500%, 11/01/29
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/16 at 100.00	B2	704,928
	11/01/20 (Alternative Minimum Tax)
1,435	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan	4/16 at 100.00	AA–	1,435,072
	Program – Florida Universities, Series 2001F, 5.000%, 10/01/31 – NPFG Insured
1,000	Celebration Pointe Community Development District 1, Alachua County, Florida, Special	5/24 at 100.00	N/R	1,022,150
	Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue	5/24 at 100.00	N/R	2,351,640
	Bonds, Arlington of Naples Project, Series 2014A, 7.750%, 5/15/35
1,000	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	1,007,210
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
995	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment	5/16 at 100.00	N/R	998,143
	Revenue Bonds, Series 2006, 5.550%, 5/01/37
900	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment	5/23 at 100.00	N/R	983,610
	Revenue Bonds, Series 2013A, 7.000%, 5/01/33
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral	7/24 at 100.00	N/R	1,945,275
	Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	9/20 at 100.00	BB+	1,044,990
	Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/40
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	2,368,900
	Charter School, Inc. Projects, Series 2011A, 7.625%, 6/15/41
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/23 at 100.00	N/R	4,671,760
	Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	2,623,225
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/24 at 100.00	N/R	1,009,090
	Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2,
	6.500%, 5/01/39
845	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds,	4/16 at 100.00	N/R	845,237
	Series 2005, 5.500%, 5/01/36
1,960	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special	5/24 at 100.00	N/R	2,014,037
	Assessment, Refunding Series 2014, 5.250%, 5/01/32
2,700	Hawks Point Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/17 at 100.00	N/R	2,739,771
	2007A, 5.300%, 5/01/39
3,000	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	3,158,700
	Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds,	11/22 at 100.00	N/R	1,052,390
	Series 2012, 5.750%, 11/01/42
665	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood	No Opt. Call	N/R	678,373
	Centre North Project, Series 2015, 4.875%, 5/01/45
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County	6/17 at 100.00	BB	2,031,840
	Community Charter Schools, Series 2007A, 5.375%, 6/15/37
1,000	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Shell	5/17 at 100.00	BBB–	1,048,750
	Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series 2007,
	5.000%, 11/15/22
12,190	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%, 9/01/45 (UB)	9/25 at 100.00	AA–	13,945,848
750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op	9/25 at 100.00	N/R	771,473
	Charter Schools Project, Series 2015A, 6.000%, 9/15/45
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.220%,	10/18 at 100.00	AA	1,374,000
	10/01/38 – AGC Insured (Alternative Minimum Tax) (IF) (6)
1,250	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust	10/20 at 100.00	AA	1,939,100
	11834, 18.095%, 10/01/33 – AGM Insured (IF)
1,880	Myrtle Creek Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006A,	5/16 at 100.00	N/R	1,886,279
	5.200%, 5/01/37
930	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	942,592
	Development Unit 53, Series 2015, 5.500%, 8/01/46
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca
	Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	735,531
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,807,511
1,510	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A,	5/16 at 100.00	N/R	1,513,639
	5.300%, 5/01/36
4,335	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	4/16 at 100.00	N/R	4,335,824
	Series 2004, 5.750%, 5/01/35
990	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/17 at 100.00	N/R	1,006,978
	6.000%, 5/01/37
450	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	474,597
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
1,855	Reunion West Community Development District, Florida, Special Assessment Bonds, Series	5/22 at 100.00	N/R	1,960,865
	2004A-1, 6.250%, 5/01/36
990	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds,	11/25 at 100.00	N/R	1,002,702
	Series 2015, 5.400%, 11/01/45
975	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Series	4/16 at 100.00	N/R	975,351
	2005, 5.350%, 5/01/36
1,190	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds,	5/18 at 100.00	N/R	1,224,843
	Series 2007, 6.750%, 5/01/38
1,095	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital	5/17 at 100.00	N/R	1,107,603
	Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38
1,250	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	1,003,038
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
2,515	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	1,509,428
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	685,023
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,
	Series 2007-3:
120	6.375%, 5/01/17 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/17 at 100.00	N/R	28
	2007A-2, 5.250%, 5/01/39 (4)
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	122,755
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (4)
735	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/17 at 100.00	N/R	711,825
	ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (5)
	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding
	Series 2012A-1:
90	6.375%, 5/01/17	No Opt. Call	N/R	89,931
535	5.250%, 5/01/39	5/17 at 100.00	N/R	537,418
2,350	6.650%, 5/01/40	5/17 at 100.00	N/R	2,381,984
3,740	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2,314,686
	2015-1, 0.000%, 5/01/40 (4)
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	1,204,648
	2015-2, 0.000%, 5/01/40 (4)
2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	25
	2015-3, 6.610%, 5/01/40 (4)
4,370	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	4/16 at 100.00	N/R	4,374,064
	5.400%, 5/01/37
970	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Series	5/16 at 100.00	N/R	970,359
	2006, 5.250%, 5/01/37
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment	11/28 at 100.00	N/R	1,280,230
	Bonds, Area One Project, Series 2013, 6.500%, 11/01/43
1,000	Waterset North Community Development District, Hillsborough County, Florida, Special	11/24 at 100.00	N/R	1,019,160
	Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45
975	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Series 2006,	4/16 at 100.00	N/R	975,283
	5.500%, 5/01/37
1,000	Windsor at Westside Community Development District, Osceola County, Florida, Special	11/25 at 100.00	N/R	1,019,600
	Assessment Bonds, Area 1 Project, Series 2015, 5.125%, 11/01/45
112,635	Total Florida			108,442,123
	Georgia – 1.6% (1.4% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BBB+	1,023,150
	Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48
860	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	996,516
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	BB	1,555,113
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy	10/23 at 100.00	N/R	2,073,245
	Project, Series 2013A, 7.125%, 10/01/43
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series	4/23 at 100.00	N/R	1,018,700
	2013A, 6.500%, 4/01/43
1,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	7/17 at 100.00	N/R	1,010,230
	Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/37
1,140	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	No Opt. Call	N/R	1,171,304
	Bonds, Lenbrook Project, Series 2006B, 7.300%, 7/01/42
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
392	5.500%, 7/15/23	7/21 at 100.00	N/R	401,737
767	5.500%, 7/15/30	7/21 at 100.00	N/R	786,378
842	5.500%, 1/15/36	7/21 at 100.00	N/R	863,305
10,131	Total Georgia			10,899,678
	Guam – 0.5% (0.4% of Total Investments)
2,445	Guam Government, General Obligation Bonds, 2009 Series A, 7.000%, 11/15/39	11/19 at 100.00	N/R (5)	2,998,548
	(Pre-refunded 11/15/19)
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	390,047
	(Alternative Minimum Tax)
2,775	Total Guam			3,388,595
	Hawaii – 0.4% (0.3% of Total Investments)
855	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui,	2/17 at 100.00	N/R	864,174
	Series 2007, 5.500%, 1/01/37
1,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/19 at 100.00	Baa1	1,877,780
	Company, Inc. and Subsidiary Projects, Series 2009, 6.500%, 7/01/39
2,510	Total Hawaii			2,741,954
	Idaho – 0.1% (0.1% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Tender	3/22 at 100.00	A–	697,040
	Option Bond Trust 1102, 16.799%, 3/01/47 (IF) (6)
	Illinois – 8.5% (7.4% of Total Investments)
915	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/17 at 100.00	N/R	916,931
1,752	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	No Opt. Call	N/R	1,762,806
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
2,665	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	4/16 at 100.00	N/R	1,872,855
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/37	1/25 at 100.00	BBB+	1,011,900
900	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2014A, 5.250%, 1/01/30	1/24 at 100.00	BBB+	913,356
1,500	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	1,509,390
4,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	3,866,080
	Corporation Project, Series 2010, 6.500%, 10/15/40
2,180	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011,	7/21 at 100.00	N/R	2,270,601
	8.250%, 7/01/41
3,370	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB	3,397,499
	Series 2007, 5.000%, 12/01/36
1,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	966,520
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
500	7.750%, 5/15/30	5/20 at 100.00	N/R	570,515
1,625	8.000%, 5/15/46	5/20 at 100.00	N/R	1,861,340
635	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010,	3/16 at 100.00	BBB–	636,003
	5.500%, 5/15/23
1,100	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,174,481
	5.625%, 1/01/37
1,000	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	1,100,670
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,010,510
	5.750%, 5/15/38
2,500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702,	11/17 at 100.00	A (5)	3,393,700
	20.104%, 11/15/37 (Pre-refunded 11/15/17) (IF) (6)
2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,512,712
1,770	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (5)	1,899,688
	8/01/37 (Pre-refunded 8/01/17)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	2,417,900
3,850	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	4,671,244
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust
	2015-XF0121:
250	21.477%, 2/15/19 – AGM Insured (IF) (6)	No Opt. Call	AA	441,560
1,685	21.461%, 2/15/35 – AGM Insured (IF) (6)	8/21 at 100.00	AA	2,975,154
6,020	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	4/16 at 100.00	Caa2	5,417,699
	IV LLC, Fullerton Village Project, Series 2004A, 5.125%, 6/01/35 (4)
200	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	A–	210,044
1,105	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue	4/16 at 100.00	N/R	518,234
	Bonds, Series 2005A-1, 7.125%, 1/01/36 (11)
2,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue	4/16 at 100.00	CC	1,711,060
	Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue
	Bonds, Series 2005B:
285	5.250%, 1/01/25 (12)	4/16 at 100.00	D	93,762
1,175	5.250%, 1/01/36 (12)	4/16 at 100.00	D	386,563
1,430	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue	7/18 at 100.00	N/R	143
	Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	963,728
	2010, 6.000%, 6/01/28
980	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B,	12/23 at 100.00	N/R	1,049,727
	7.000%, 12/01/33
1,000	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	AA	1,347,650
	Inc., Series 2013, 7.125%, 11/01/43
750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment	3/17 at 102.00	N/R	780,577
	Bonds, Series 2009, 7.875%, 3/01/32
953	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	962,606
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	536,973
	Revenue Bonds, Series 2007, 6.000%, 1/01/26 (13)
1,103	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project,	3/16 at 102.00	N/R	1,107,732
	Series 2006, 6.000%, 3/01/36
58,793	Total Illinois			59,239,913
	Indiana – 3.6% (3.1% of Total Investments)
5,600	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/16 at 100.00	N/R	5,640,264
	6.650%, 1/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option	No Opt. Call	AA	2,089,620
	Bond Trust 10-77W, 18.831%, 4/01/30 – AMBAC Insured (IF) (6)
1,250	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation	No Opt. Call	A	2,050,200
	Guaranteed, Tender Option Bond Trust 2015-XF0115, 17.952%, 4/15/18 (IF) (6)
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project,	12/25 at 100.00	N/R	1,005,470
	Series 2015A, 7.250%, 12/01/45
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B+	698,790
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B+	1,165,700
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
500	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health	8/20 at 100.00	BBB+	545,730
	Services, Series 2010, 5.500%, 8/15/45
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender
	Option Bond Trust 2015-XF0106:
1,290	17.888%, 6/01/32 (IF) (6)	12/20 at 100.00	AA	1,896,816
1,250	18.882%, 12/01/32 (IF) (6)	12/19 at 100.00	AA	1,879,050
1,000	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health,	11/16 at 100.00	AA+	1,132,080
	Tender Option Bond Trust 2015-XF0090, 18.047%, 5/15/33 (IF)
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013,	11/23 at 100.00	N/R	1,125,620
	7.250%, 11/01/43 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/18 at 100.00	N/R	1,032,470
	Apartments, Series 2005A, 7.500%, 7/01/35
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
250	5.700%, 9/01/37	9/17 at 100.00	N/R	259,245
4,050	5.800%, 9/01/47	9/17 at 100.00	N/R	4,196,407
22,190	Total Indiana			24,717,462
	Iowa – 1.2% (1.0% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,010,880
	5.500%, 7/01/25
995	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	1,007,716
	Series 2012, 4.750%, 8/01/42
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	2,189,800
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,000	5.375%, 6/01/38	4/16 at 100.00	B+	971,560
2,865	5.625%, 6/01/46	4/16 at 100.00	B+	2,864,714
7,860	Total Iowa			8,044,670
	Kansas – 0.3% (0.3% of Total Investments)
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System,	9/25 at 100.00	A+	2,287,200
	Refunding & Improvement, Series 2015, 5.000%, 9/01/45 (UB) (6)
	Kentucky – 0.2% (0.2% of Total Investments)
500	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	574,735
	Medical Health System, Series 2010A, 6.000%, 6/01/30
1,000	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments	5/25 at 100.00	N/R	1,018,320
	Project, Series 2015, 5.625%, 5/01/45
1,500	Total Kentucky			1,593,055
	Louisiana – 4.1% (3.6% of Total Investments)
2,350	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	2,621,707
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
8,500	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB+	9,198,869
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
915	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R (5)	943,319
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
	(Pre-refunded 6/01/16)
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
7,000	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	4,501,910
1,115	6.000%, 12/15/37 (4)	4/16 at 100.00	N/R	612,380
100	Louisiana Local Government Environmental Facilities and Community Development Authority,	No Opt. Call	N/R	54,923
	Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14
500	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/20 at 100.00	BBB+	594,065
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
	Louisiana Local Government Environmental Facilities and Community Development Authority,
	Revenue Bonds, Woman’s Hospital Foundation Project, Tender Option Bonds Trust 1012:
750	20.555%, 10/01/40 (IF) (6)	10/20 at 100.00	A	1,206,630
750	20.543%, 10/01/40 (IF) (6)	10/20 at 100.00	A	1,206,345
1,000	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	1,123,700
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,279,680
	Project, Series 2011A, 7.750%, 12/15/31
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy	12/23 at 100.00	N/R	2,514,571
	Foundation Project, Series 2013A, 8.125%, 12/15/33
2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana	No Opt. Call	N/R	1,624,880
	Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (Alternative Minimum Tax) (4)
29,090	Total Louisiana			28,482,979
	Maine – 0.5% (0.4% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	4/16 at 100.00	Baa2	3,159,827
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34
	Maryland – 1.1% (1.0% of Total Investments)
1,210	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	1,229,372
	9/01/39 – SYNCORA GTY Insured
3,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine	9/20 at 100.00	BB–	2,879,670
	Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
4,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	2,389,560
	Center, Series 2006A, 5.000%, 12/01/31 (4)
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,493,475
	Center, Series 2006B, 5.250%, 12/01/31
10,710	Total Maryland			7,992,077
	Massachusetts – 0.1% (0.1% of Total Investments)
90	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	4/16 at 100.00	Caa3	63,869
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
419	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	7/17 at 100.00	D	16,755
	Services Inc., Series 2012A, 6.000%, 2/15/43 (4), (7)
333	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	1/43 at 102.19	D	10,004
	Services Inc., Series 2012B, 0.000%, 2/15/43 (4), (7)
475	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	7/17 at 100.00	D	14,243
	Services Inc., Series 2012C, 0.000%, 2/15/43 (4), (7)
480	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/16 at 100.00	N/R	481,507
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
1,797	Total Massachusetts			586,378
	Michigan – 3.0% (2.6% of Total Investments)
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
900	5.500%, 5/01/21	5/16 at 100.00	B–	886,113
10	5.500%, 5/01/21 – ACA Insured	4/16 at 100.00	B–	9,846
4,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	4,355,200
	5.250%, 11/01/35
88	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22	4/16 at 100.00	N/R	87,576
116	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/19 – AMBAC Insured	4/16 at 100.00	N/R	116,348
477	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	4/16 at 100.00	A–	477,468
	General Obligation Bonds, Series 2014G-4A, 5.250%, 4/01/22 – SYNCORA GTY Insured
634	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	4/16 at 100.00	A–	634,282
	General Obligation Bonds, Series 2014G-5A, 5.250%, 4/01/19 – AMBAC Insured
970	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope	4/21 at 100.00	BB–	850,418
	Academy Project, Series 2011, 8.125%, 4/01/41
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur	7/21 at 100.00	B–	907,980
	Academy Project, Series 2011, 8.000%, 7/15/41
1,670	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	1,700,127
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler	4/16 at 100.00	BBB	1,001,800
	Park Academy Project, Series 2008, 6.500%, 11/01/35
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield	9/17 at 100.00	BBB–	1,006,480
	Public School Academy, Series 2007, 5.000%, 9/01/36
895	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David	6/17 at 100.00	N/R	899,368
	Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/17 at 100.00	N/R	1,532,085
	Series 2005A, 6.750%, 11/15/38
970	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series	12/23 at 100.00	N/R	950,813
	2013, 8.500%, 12/01/30 (Alternative Minimum Tax)
865	Michigan Strategic Fund, Solid Waste Facility Limited Obligation Revenue Bonds, Canton	No Opt. Call	N/R	900,733
	Renewables, LLC Sauk Trail Hills Project, Series 2014, 6.750%, 7/01/22
	(Alternative Minimum Tax)
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,190,350
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
1,000	5.500%, 11/01/30	4/16 at 100.00	BB	1,000,280
500	5.500%, 11/01/35	4/16 at 100.00	BB	500,060
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	4/16 at 100.00	BB	500,460
1,200	University of Michigan, General Revenue Bonds, Series 2015, 5.000%, 4/01/46 (UB) (6)	4/26 at 100.00	AAA	1,429,896
20,295	Total Michigan			20,937,683
	Minnesota – 0.4% (0.3% of Total Investments)
665	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy	7/25 at 100.00	N/R	679,683
	Project, Series 2015A, 5.500%, 7/01/35
1,000	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project,	7/25 at 100.00	BB	1,017,210
	Series 2015A, 6.000%, 7/01/45
1,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul	10/22 at 100.00	BBB–	924,750
	Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)
2,665	Total Minnesota			2,621,643
	Mississippi – 0.3% (0.2% of Total Investments)
728	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	739,224
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,124,300
	Project, Series 2008A, 6.500%, 9/01/32
1,728	Total Mississippi			1,863,524
	Missouri – 2.3% (2.0% of Total Investments)
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,118,240
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
2,000	Joplin Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Joplin Recovery	4/23 at 100.00	N/R	2,145,740
	TIF Redevelopment Project, Series 2013B, 5.875%, 4/01/36
2,000	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons	6/25 at 100.00	N/R	2,041,420
	Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	6,024,737
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC
	Insured (Alternative Minimum Tax) (UB) (6)
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series	6/18 at 100.00	N/R	1,103,916
	2007A, 5.350%, 6/15/32
970	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone	9/20 at 100.00	N/R	1,013,194
	Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B,
	7.000%, 9/01/35
1,640	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment	9/16 at 100.00	N/R	1,611,448
	Project, Series 2008A, 6.300%, 8/22/26
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	6/16 at 100.00	N/R	698,218
	Projects, Series 2007A, 6.000%, 3/27/26
15,377	Total Missouri			15,756,913
	Nebraska – 1.5% (1.3% of Total Investments)
6,485	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+ (5)	10,615,880
	Tender Option Bond Trust 11673, 20.228%, 8/01/40 (Pre-refunded 2/01/17) – BHAC Insured (IF)
	Nevada – 0.9% (0.8% of Total Investments)
2,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	No Opt. Call	Aa1	3,347,700
	Tender Option Bond Trust Series 2010-11836, 18.185%, 6/01/16 (IF)
500	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18, Inspirada Series	9/16 at 100.00	N/R	496,485
	2006, 5.125%, 9/01/19
	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax
	Revenue Bonds Series 2008A:
660	6.500%, 6/15/20	6/18 at 100.00	B1	706,180
1,500	6.750%, 6/15/28	6/18 at 100.00	B1	1,602,810
5,160	Total Nevada			6,153,175
	New Jersey – 2.3% (2.0% of Total Investments)
2,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	BB–	2,312,205
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,080	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	1,228,284
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	1,116,750
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.875%, 6/01/42
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry	6/19 at 100.00	N/R (5)	726,858
	of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	5,397,548
	University Hospital, Series 2007, 5.750%, 7/01/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s
	Healthcare System Obligated Group Issue, Series 2008:
1,000	6.000%, 7/01/18	No Opt. Call	BBB–	1,049,350
2,000	6.625%, 7/01/38	7/18 at 100.00	BBB–	2,210,600
740	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	800,118
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
1,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	840,740
	Series 2007-1A, 5.000%, 6/01/41
14,720	Total New Jersey			15,682,453
	New Mexico – 0.9% (0.8% of Total Investments)
395	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation	3/16 at 44.27	N/R	47,357
	Taxable Series 2015D, 0.000%, 9/01/32
75	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	76,043
	2015A, 5.900%, 9/01/32
330	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	304,214
	2015B, 5.900%, 9/01/32
435	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series	9/25 at 100.00	N/R	377,689
	2015C, 5.900%, 9/01/32
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue	10/23 at 100.00	N/R	1,307,720
	Bonds, Series 2013, 7.250%, 10/01/43
450	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series	10/17 at 100.00	N/R	461,007
	2007, 7.000%, 10/01/37
965	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,033,399
	Project, Series 2010A, 5.875%, 7/01/30
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds,	No Opt. Call	N/R	1,099,897
	Series 2014, 6.750%, 10/01/33
1,575	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross	5/20 at 103.00	N/R	1,673,091
	Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40
6,455	Total New Mexico			6,380,417
	New York – 3.4% (3.0% of Total Investments)
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,165,180
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
500	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine,	9/25 at 100.00	N/R	540,960
	Inc., Series 2015, 5.500%, 9/01/45
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
485	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	500,379
1,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,042,280
1,000	8.000%, 8/01/28 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,044,160
1,000	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	1,042,910
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
1,500	5.750%, 10/01/37 (14)	10/17 at 100.00	N/R	532,500
5,000	5.875%, 10/01/46 (15)	10/17 at 102.00	N/R	1,775,000
650	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	650,416
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
380	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R (5)	392,646
	Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23 (Pre-refunded 7/01/16)
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority	12/21 at 100.00	AA–	776,380
	Consolidated Bonds, Tender Option Bonds Trust 1190, 18.160%, 12/15/41 (IF) (6)
3,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	3,452,768
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	7,299,000
	Center Project, Class 3 Series 2014, 7.250%, 11/15/44
1,375	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America	1/20 at 100.00	A–	1,555,318
	Tower at One Bryant Park Project, Second Priority Refunding Series 2010, 6.375%, 7/15/49
	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,
	Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
250	18.731%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	362,780
625	18.731%, 1/15/44 (IF) (6)	1/20 at 100.00	AA+	906,950
530	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/20 at 100.00	BBB	619,241
	LLC Project, Eighth Series 2010, 6.000%, 12/01/42
25,045	Total New York			23,658,868
	North Carolina – 0.9% (0.8% of Total Investments)
940	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	No Opt. Call	AA–	1,461,850
	Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.374%, 1/15/19 (IF)
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	4/16 at 100.00	N/R	1,001,960
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,
	Meredith College, Series 2008A:
1,000	6.000%, 6/01/31	6/18 at 100.00	BBB	1,074,740
1,000	6.125%, 6/01/35	6/18 at 100.00	BBB	1,071,670
960	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/16 at 100.00	AA+	1,608,106
	2008, Tender Option Bond Trust 2015-XF0095, 27.015%, 10/01/36 (IF)
4,900	Total North Carolina			6,218,326
	North Dakota – 0.3% (0.2% of Total Investments)
2,000	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project,	9/23 at 100.00	N/R	1,857,740
	Series 2013, 7.750%, 9/01/38
	Ohio – 4.7% (4.1% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,500	5.875%, 6/01/30	6/17 at 100.00	B–	4,960,670
5,875	5.750%, 6/01/34	6/17 at 100.00	B–	5,207,541
1,005	6.500%, 6/01/47	6/17 at 100.00	B	958,388
6,000	5.875%, 6/01/47	6/17 at 100.00	B	5,315,160
3,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	3,214,739
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project,	12/22 at 100.00	N/R	1,530,150
	Liberty Community Authority, Series 2014C, 6.000%, 12/01/43
1,870	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund	5/16 at 100.00	BBB+	1,872,468
	Program – Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
2,000	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	B+	1,205,220
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
1,270	Medina County Port Authority, Ohio, Development Revenue Bond, Fiber Network Project, Series	12/20 at 100.00	A+	1,478,966
	2010B, 6.000%, 12/01/30
1,250	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated	No Opt. Call	Aa2	1,894,800
	Group, Tender Option Bond Trust 2015-XF0105, 20.047%, 1/01/17 (IF)
3,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997	2/16 at 100.00	B	3,000,720
	Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	2,043,400
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
6,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	29,520
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)
40,725	Total Ohio			32,711,742
	Oklahoma – 0.3% (0.3% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	2,359,660
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Pennsylvania – 2.9% (2.5% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
500	6.750%, 11/01/24	11/19 at 100.00	B+	300,855
2,000	6.875%, 5/01/30	11/19 at 100.00	B+	1,204,340
860	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	875,463
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	4/16 at 100.00	N/R	2,041,960
	Immaculata University, Series 2005, 5.750%, 10/15/37
1,410	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,494,360
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
185	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	N/R (5)	327,753
	Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.696%,
	8/01/38 (Pre-refunded 8/01/20) (IF) (6)
4,115	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	6/16 at 100.00	B	4,115,864
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
4,250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	B+	4,497,095
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza,	1/23 at 100.00	N/R	2,874,125
	Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33
510	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	BBB–	555,910
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/36
1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	No Opt. Call	BBB–	1,049,180
	Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23
770	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	811,903
20,100	Total Pennsylvania			20,148,808
	Rhode Island – 0.3% (0.3% of Total Investments)
1,000	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds,	1/21 at 100.00	N/R	1,188,260
	Tockwotton Home, Series 2011, 8.375%, 1/01/46
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A,	12/17 at 100.00	AA	1,063,360
	6.750%, 12/01/28 (Alternative Minimum Tax)
2,000	Total Rhode Island			2,251,620
	South Carolina – 0.7% (0.6% of Total Investments)
4,000	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	11/17 at 100.00	N/R	1,200,080
	Series 2007A, 7.750%, 11/01/39 (4)
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District,	No Opt. Call	N/R	1,043,170
	Series 2007B, 7.700%, 11/01/17 (4)
1,000	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,	11/24 at 100.00	N/R	1,097,230
	Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,530,175
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
9,727	Total South Carolina			4,870,655
	Tennessee – 1.6% (1.4% of Total Investments)
3,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds,	7/20 at 100.00	BBB+	3,480,930
	Mountain States Health Alliance, Refunding Series 2010A, 6.500%, 7/01/38
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	7,040,731
965	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	No Opt. Call	N/R	922,743
	Rutland Place Inc. Project, Series 2015A, 6.300%, 1/01/46
9,989	Total Tennessee			11,444,404
	Texas – 6.2% (5.4% of Total Investments)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	2,049,980
	Series 2006B, 5.750%, 1/01/34
50	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier	7/16 at 100.00	N/R	50,632
	Series 2001C, 9.750%, 1/01/26
4,005	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	7/18 at 100.00	N/R	119,750
	Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)
1,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District	9/22 at 103.00	N/R	1,039,610
	Phase 1 Project, Series 2014, 7.000%, 9/01/40
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.750%, 1/01/41	1/21 at 100.00	BBB	1,196,170
250	6.000%, 1/01/41	1/21 at 100.00	BBB+	287,285
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center
	for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
2,100	8.750%, 2/15/28	2/18 at 100.00	B+	2,221,464
2,000	9.000%, 2/15/38	2/18 at 100.00	B+	2,118,460
2,910	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds,	2/18 at 100.00	BBB– (5)	3,216,947
	Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
450	6.625%, 9/01/31	9/23 at 100.00	N/R	549,369
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,179,240
1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	1,515,435
	Project, Series 2012A. RMKT, 4.750%, 5/01/38
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/16 at 100.00	BB+	586,223
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
915	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	934,023
	6.000%, 2/15/36
3,875	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue	7/22 at 100.00	N/R	4,139,934
	Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32
1,330	La Vernia Higher Education Financing Corporation, Texas, Education Revenue Bonds, Amigos Por	2/16 at 100.00	N/R	1,331,742
	Vida Friends For Life Public Charter School, Series 2008, 6.375%, 2/15/37
2,000	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water	1/26 at 102.00	N/R	2,023,060
	Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	No Opt. Call	BBB–	1,055,190
	Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2014A, 5.000%, 4/01/44
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA+	3,918,150
	11946, 20.382%, 3/01/19 (IF)
335	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (5)	367,140
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden	No Opt. Call	N/R	1,771,980
	Home Inc., Series 2012, 7.000%, 12/15/32 (4)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/22 at 100.00	C	59,800
	LLC Project, Series 2003B, 6.150%, 8/01/22 (4)
2,810	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	3,315,154
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,219,460
4,500	7.000%, 6/30/40	6/20 at 100.00	Baa3	5,443,245
880	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue	4/16 at 100.00	BB	866,334
	Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34
550	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BBB–	638,589
	Manor, Series 2010, 7.000%, 11/01/30
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	4/16 at 100.00	C	10,166
	Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)
44,635	Total Texas			43,224,532
	Utah – 1.8% (1.6% of Total Investments)
	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster
	Academy, Series 2008A:
1,265	6.250%, 6/15/28	6/17 at 100.00	N/R	1,295,537
1,430	6.500%, 6/15/38	6/17 at 100.00	N/R	1,460,974
1,690	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	1,860,453
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,980	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy	5/21 at 100.00	N/R	2,257,081
	High School, Series 2011A, 8.125%, 5/15/31
5,550	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series	12/17 at 100.00	BBB–	5,709,674
	2007A, 5.800%, 6/15/38
11,915	Total Utah			12,583,719
	Vermont – 0.2% (0.2% of Total Investments)
1,155	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School	1/21 at 100.00	N/R	1,203,706
	Project, Series 2011A, 6.250%, 1/01/41
	Virgin Islands – 0.1% (0.1% of Total Investments)
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series	10/19 at 100.00	Baa3	474,218
	2009A, 6.750%, 10/01/37
	Virginia – 0.8% (0.7% of Total Investments)
789	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds,	3/16 at 100.00	N/R	509,371
	Series 2003B, 6.250%, 3/01/18 (16)
1,000	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst	3/16 at 100.00	BB–	1,003,500
	Celanese Project, Series 1996, 6.450%, 5/01/26
9,400	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue	No Opt. Call	BBB+	3,674,178
	Bonds, Series 2009B, 0.000%, 10/01/38 – AGC Insured
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing,
	Opco LLC Project, Series 2012:
100	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	115,884
130	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	144,834
11,419	Total Virginia			5,447,767
	Washington – 3.0% (2.6% of Total Investments)
500	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	749,460
	Services Project, Tender Option Bond Trust 11-14W-B, 19.483%, 6/01/39 (IF) (6)
2,415	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	3,653,509
	Services Project, Tender Option Bond Trust 2009-14A&B, 19.483%, 6/01/34 (IF) (6)
3,600	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.750%, 1/01/38	1/18 at 100.00	N/R	3,726,000
1,000	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley	No Opt. Call	N/R	1,014,570
	Hospital, Series 2015A, 6.250%, 12/01/45
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue	6/17 at 100.00	N/R	1,016,940
	Bonds, Series 2007, 5.600%, 6/01/37 (Alternative Minimum Tax)
370	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/17 at 100.00	N/R	370,015
	Series 2013, 5.750%, 4/01/43
9,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (5)	9,263,250
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
15	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	15,933
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	No Opt. Call	N/R	1,097,600
	Project, Series 2012A, 6.750%, 10/01/47
18,900	Total Washington			20,907,277
	West Virginia – 0.4% (0.4% of Total Investments)
1,463	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development	No Opt. Call	N/R	1,551,920
	Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44
900	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	BBB	902,025
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	6/17 at 100.00	N/R	511,320
	Financing District, Series 2007A, 5.850%, 6/01/34
2,863	Total West Virginia			2,965,265
	Wisconsin – 3.2% (2.7% of Total Investments)
30	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort	No Opt. Call	N/R	32,855
	James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/18 at 102.00	N/R	2,063,760
	2006, 7.000%, 12/01/26
1,650	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson	7/19 at 100.00	BBB–	1,794,326
	Classical Academy of Mooresboro, North Carolina, Series 2011, 7.125%, 7/01/42
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical	No Opt. Call	N/R	858,800
	Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences,	4/25 at 100.00	BB–	1,096,146
	Series 2015, 5.875%, 4/01/45
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health,	4/19 at 100.00	AA–	1,352,480
	Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 18.942%, 4/01/39 (IF) (6)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Health,
	Tender Option Bond Trust 2113:
5,995	5.250%, 8/15/26 (Pre-refunded 8/15/16) (UB)	8/16 at 100.00	A–	6,132,465
4,500	5.250%, 8/15/34 (Pre-refunded 8/15/16) (UB)	8/16 at 100.00	A–	4,588,515
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A– (5)	1,618,020
	Healthcare System, Series 2006, Trust 2187, 16.746%, 8/15/34 (Pre-refunded 8/15/16) (IF)
2,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary	6/22 at 100.00	N/R	2,399,120
	North Carolina, Series 2012A, 8.625%, 6/01/47
20,565	Total Wisconsin			21,936,487
$ 787,692	Total Municipal Bonds (cost $724,779,126)			787,208,498

Shares	Description (1)			Value
	COMMON STOCKS – 1.3% (1.1% of Total Investments)

	Airlines – 1.3% (1.1% of Total Investments)
227,514	American Airlines Group Inc. (17)			$ 8,870,771
	Total Common Stocks (cost $6,316,916)			8,870,771

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.2% (0.2% of Total Investments)

	Real Estate Management & Development – 0.2% (0.2% of Total Investments)
$ 2,032	AAF HLG/FIN, 144A	12.000%	7/01/19	N/R	$ 1,706,775
	Transportation – 0.0% (0.0% of Total Investments)
27	Las Vegas Monorail Company, Senior Interest Bonds (7), (18)	5.500%	7/15/19	N/R	813
7	Las Vegas Monorail Company, Senior Interest Bonds (7), (18)	5.500%	7/15/55	N/R	216
34	Total Transportation				1,029
$ 2,066	Total Corporate Bonds (cost $1,882,149)				1,707,804
	Total Long-Term Investments (cost $732,978,191)				797,787,073
	Floating Rate Obligations – (4.1)%				(28,490,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (12.5)% (19)				(87,000,000)
	Other Assets Less Liabilities – 1.7%				11,897,605
	Net Assets Applicable to Common Shares – 100%				$ 694,194,678

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$786,706,237	$502,261	$787,208,498
Common Stocks	8,870,771	—	—	8,870,771
Corporate Bonds	—	1,706,775	1,029	1,707,804
Total	$8,870,771	$788,413,012	$503,290	$797,787,073

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $703,685,661.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$ 102,953,464
Depreciation	(37,342,387)
Net unrealized appreciation (depreciation) of investments	$ 65,611,077

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	On January 1, 2016, the Fund's Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security's interest rate of accrual from
4.750% to 5.250%.
(9)	On July 28, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 6.125% to
3.675%. On December 9, 2015, the Fund's Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security's interest rate of accrual from 3.675% to 4.900%.
(10)	On June 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security's interest rate of accrual from 7.250% to
1.813%. On May 7, 2015, the Fund's Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund's records.
(11)	On January 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 7.125% to
5.700% and again on November 11, 2015, further reduced the security's interest rate of accrual from 5.700% to 4.275%.
(12)	On May 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.250%
to 2.100%.
(13)	On July 1, 2014, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 6.000%
to 4.200%.
(14)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875%
to 2.350%.
(15)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875%
to 2.350%.
(16)	On September 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 6.250% to 4.688%.
(17)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(18)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(19)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 10.9%.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016